OTHER NON-CURRENT LIABILITIES - Financial liabilities designated as fair value through profit or loss (Details) ¥ in Millions		12 Months Ended
	Sep. 18, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) item subsidiary	Dec. 31, 2015 JPY (¥) item subsidiary
OTHER NON-CURRENT LIABILITIES
Gains (losses) on financial liabilities at fair value through profit or loss		$ (73,000)	$ (25,607,000)	$ (39,105,000)
JAML silent partnership agreement
OTHER NON-CURRENT LIABILITIES
Contractual period					15 years
Loss from change in fair value of financial liabilities		73,000	88,000
Balance at January 1,		1,378,000	1,253,000
Repayment		(73,000)	(2,000)
Fair value effect during the year		73,000	88,000
Exchange difference		16,000	39,000
Balance at December 31,		1,394,000	1,378,000	1,253,000
JAML silent partnership agreement | Sky Solar Japan KK (SSJ)
OTHER NON-CURRENT LIABILITIES
Number of subsidiaries | subsidiary					3	3
JAML silent partnership agreement | Three subsidiaries of Sky Solar Japan KK
OTHER NON-CURRENT LIABILITIES
Number of IPP solar parks held by subsidiaries | item					4	4
JAML silent partnership agreement | JAML
OTHER NON-CURRENT LIABILITIES
Cash contribution for the project					$ 519,000	¥ 63
Contribution (as a percent)					10.00%
Hudson agreement
OTHER NON-CURRENT LIABILITIES
Balance at January 1,		57,487,000
Interest addition during the year		7,488,000	6,510,000
Fair value effect during the year			8,914,000
Less: repayment during the year		3,832,000	4,980,000
Balance at December 31,		69,526,000	57,487,000
Less: amounts repayable within one year shown under current liabilities(Note 29)			8,383,000
Amount funded under the agreement			48,200,000
Period of time after commercial operation date for initial amortization date	9 months
Period of time after note purchase date for initial amortization date	24 months
Equity conversion delay period	1 year
Gains (losses) on financial liabilities at fair value through profit or loss		0	(8,900,000)
Balance at January 1,		65,870,000	55,426,000
Repayment during the year		(3,832,000)	(4,980,000)
Balance at December 31,		$ 69,526,000	$ 65,870,000	$ 55,426,000
Hudson agreement | Hudson
OTHER NON-CURRENT LIABILITIES
Contribution for project in convertible notes	$ 50,000,000
Non-controlling equity interest to be received (as a percent)	49.00%